Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Assumptions Used in Calculating the Fair Value of Stock Option
The following weighted average assumptions were used to calculate the fair values of stock option grants in each year:

	2012	2011	2010
Risk free interest rate	1.3%	2.9%	2.8%
Expected life of option in years	6.5	6.4	5.9
Expected dividend yield	3.3%	3.3%	3.4%
Expected volatility	29.4%	28.0%	28.5%

Stock Options Outstanding, Exercisable and Activity
A summary of stock options outstanding and exercisable and activity for the year ended December 31, 2012 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Intrinsic Value (in millions)
Outstanding, January 1, 2012	4,907,885	$60.52	5.6	$116
Granted	792,957	$90.28
Exercised	(2,251,975)	$54.10
Forfeited/Expired	(40,168)	$88.94
Outstanding, December 31, 2012	3,408,699	$71.34	6.6	$218
Vested or expected to vest, December 31, 2012	3,341,323	$71.05	6.6	$215
Exercisable, December 31, 2012	1,271,875	$57.78	4.0	$99

Stock Option Activity
The following table presents stock option activity for the years ended December 31, 2012, 2011 and 2010:

(Millions)	2012	2011	2010
Total intrinsic value of stock options exercised	$110	$40	$37
Cash received from stock option exercises	122	81	146
Income tax benefit from the exercise of stock options	35	9	9
Total fair value of stock options vested	6	10	13

RSU Activity
The following table summarizes RSU activity for the year ended December 31, 2012:

	Number of Shares	Weighted Average Fair Value	Intrinsic Value (in millions)
Outstanding, January 1, 2012	1,005,757	$46.98	$84
Granted	248,732	$83.48
Additional shares vested	208,228	$55.30
Released from restrictions	(465,879)	$28.37
Forfeited	(42,902)	$53.68
Outstanding, December 31, 2012	953,936	$67.11	$129
Vested or expected to vest, December 31, 2012	945,429	$66.97	$128